Report Of The Directors Financial Review Risk Report - Consensus central scenario (Details) - Consensus central scenario	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.60%		2.90%
Forecast period	5 years	5 years
Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	2.20%
– UK
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	130.00%	110.00%
Unemployment rate, 5-year average	440.00%	430.00%
House price growth, 5-year average	80.00%	40.00%
Inflation rate, 5-year average	240.00%	310.00%
Central bank policy rate, 5-year average	410.00%	380.00%
– UK | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	30.00%	(80.00%)
Unemployment rate (%)	470.00%	440.00%
House prices (annual average growth rate, %)	(550.00%)	20.00%
Inflation (annual average growth rate, %)	320.00%	690.00%
Central bank policy rate (annual average, %)	500.00%	440.00%
– UK | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	120.00%	130.00%
Unemployment rate (%)	460.00%	460.00%
House prices (annual average growth rate, %)	10.00%	(380.00%)
Inflation (annual average growth rate, %)	220.00%	250.00%
Central bank policy rate (annual average, %)	430.00%	420.00%
– UK | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	170.00%	170.00%
Unemployment rate (%)	430.00%	430.00%
House prices (annual average growth rate, %)	350.00%	70.00%
Inflation (annual average growth rate, %)	220.00%	210.00%
Central bank policy rate (annual average, %)	390.00%	370.00%
– UK | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	160.00%	170.00%
Unemployment rate (%)	420.00%	410.00%
House prices (annual average growth rate, %)	300.00%	210.00%
Inflation (annual average growth rate, %)	230.00%	200.00%
Central bank policy rate (annual average, %)	380.00%	340.00%
– UK | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	160.00%	170.00%
Unemployment rate (%)	420.00%	410.00%
House prices (annual average growth rate, %)	300.00%	270.00%
Inflation (annual average growth rate, %)	230.00%	200.00%
Central bank policy rate (annual average, %)	370.00%	310.00%
– US
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	180.00%	150.00%
Unemployment rate, 5-year average	410.00%	420.00%
House price growth, 5-year average	270.00%	(70.00%)
Inflation rate, 5-year average	230.00%	270.00%
Central bank policy rate, 5-year average	410.00%	350.00%
– US | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	100.00%	20.00%
Unemployment rate (%)	430.00%	430.00%
House prices (annual average growth rate, %)	290.00%	(250.00%)
Inflation (annual average growth rate, %)	270.00%	410.00%
Central bank policy rate (annual average, %)	500.00%	470.00%
– US | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	180.00%	150.00%
Unemployment rate (%)	420.00%	450.00%
House prices (annual average growth rate, %)	270.00%	(320.00%)
Inflation (annual average growth rate, %)	220.00%	250.00%
Central bank policy rate (annual average, %)	400.00%	380.00%
– US | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	210.00%	200.00%
Unemployment rate (%)	400.00%	420.00%
House prices (annual average growth rate, %)	310.00%	(100.00%)
Inflation (annual average growth rate, %)	230.00%	220.00%
Central bank policy rate (annual average, %)	370.00%	300.00%
– US | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	200.00%	200.00%
Unemployment rate (%)	400.00%	390.00%
House prices (annual average growth rate, %)	270.00%	70.00%
Inflation (annual average growth rate, %)	220.00%	230.00%
Central bank policy rate (annual average, %)	370.00%	290.00%
– US | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	200.00%	200.00%
Unemployment rate (%)	400.00%	400.00%
House prices (annual average growth rate, %)	210.00%	250.00%
Inflation (annual average growth rate, %)	220.00%	230.00%
Central bank policy rate (annual average, %)	380.00%	290.00%
– Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	260.00%	270.00%
Unemployment rate, 5-year average	310.00%	340.00%
House price growth, 5-year average	20.00%	(100.00%)
Inflation rate, 5-year average	220.00%	210.00%
Central bank policy rate, 5-year average	440.00%	390.00%
– Hong Kong | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	260.00%	270.00%
Unemployment rate (%)	300.00%	370.00%
House prices (annual average growth rate, %)	(660.00%)	(1000.00%)
Inflation (annual average growth rate, %)	210.00%	210.00%
Central bank policy rate (annual average, %)	540.00%	520.00%
– Hong Kong | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	270.00%	300.00%
Unemployment rate (%)	300.00%	350.00%
House prices (annual average growth rate, %)	(70.00%)	(300.00%)
Inflation (annual average growth rate, %)	210.00%	210.00%
Central bank policy rate (annual average, %)	440.00%	430.00%
– Hong Kong | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	260.00%	270.00%
Unemployment rate (%)	320.00%	340.00%
House prices (annual average growth rate, %)	260.00%	170.00%
Inflation (annual average growth rate, %)	220.00%	200.00%
Central bank policy rate (annual average, %)	410.00%	350.00%
– Hong Kong | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	260.00%	260.00%
Unemployment rate (%)	320.00%	330.00%
House prices (annual average growth rate, %)	280.00%	280.00%
Inflation (annual average growth rate, %)	240.00%	210.00%
Central bank policy rate (annual average, %)	410.00%	330.00%
– Hong Kong | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	260.00%	260.00%
Unemployment rate (%)	320.00%	330.00%
House prices (annual average growth rate, %)	300.00%	340.00%
Inflation (annual average growth rate, %)	240.00%	210.00%
Central bank policy rate (annual average, %)	410.00%	330.00%
Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	420.00%	460.00%
Unemployment rate, 5-year average	510.00%	500.00%
House price growth, 5-year average	230.00%	290.00%
Inflation rate, 5-year average	200.00%	220.00%
Central bank policy rate, 5-year average	440.00%	510.00%
Mainland China | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	450.00%	460.00%
Unemployment rate (%)	520.00%	520.00%
House prices (annual average growth rate, %)	(60.00%)	(10.00%)
Inflation (annual average growth rate, %)	180.00%	240.00%
Central bank policy rate (annual average, %)	410.00%	460.00%
Mainland China | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	440.00%	480.00%
Unemployment rate (%)	510.00%	510.00%
House prices (annual average growth rate, %)	110.00%	290.00%
Inflation (annual average growth rate, %)	200.00%	220.00%
Central bank policy rate (annual average, %)	420.00%	490.00%
Mainland China | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	430.00%	470.00%
Unemployment rate (%)	510.00%	500.00%
House prices (annual average growth rate, %)	260.00%	350.00%
Inflation (annual average growth rate, %)	210.00%	220.00%
Central bank policy rate (annual average, %)	440.00%	510.00%
Mainland China | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	380.00%	440.00%
Unemployment rate (%)	510.00%	490.00%
House prices (annual average growth rate, %)	400.00%	410.00%
Inflation (annual average growth rate, %)	200.00%	210.00%
Central bank policy rate (annual average, %)	460.00%	530.00%
Mainland China | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	390.00%	440.00%
Unemployment rate (%)	510.00%	480.00%
House prices (annual average growth rate, %)	450.00%	430.00%
Inflation (annual average growth rate, %)	200.00%	210.00%
Central bank policy rate (annual average, %)	480.00%	550.00%
Canada
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	170.00%	160.00%
Unemployment rate, 5-year average	580.00%	590.00%
House price growth, 5-year average	110.00%	(110.00%)
Inflation rate, 5-year average	220.00%	240.00%
Central bank policy rate, 5-year average	370.00%	360.00%
Canada | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	80.00%	60.00%
Unemployment rate (%)	620.00%	610.00%
House prices (annual average growth rate, %)	(480.00%)	(1560.00%)
Inflation (annual average growth rate, %)	260.00%	350.00%
Central bank policy rate (annual average, %)	470.00%	430.00%
Canada | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	200.00%	190.00%
Unemployment rate (%)	590.00%	590.00%
House prices (annual average growth rate, %)	220.00%	(120.00%)
Inflation (annual average growth rate, %)	210.00%	220.00%
Central bank policy rate (annual average, %)	390.00%	390.00%
Canada | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	200.00%	200.00%
Unemployment rate (%)	570.00%	600.00%
House prices (annual average growth rate, %)	280.00%	400.00%
Inflation (annual average growth rate, %)	210.00%	210.00%
Central bank policy rate (annual average, %)	340.00%	340.00%
Canada | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	200.00%	180.00%
Unemployment rate (%)	570.00%	590.00%
House prices (annual average growth rate, %)	240.00%	410.00%
Inflation (annual average growth rate, %)	210.00%	200.00%
Central bank policy rate (annual average, %)	320.00%	310.00%
Canada | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	200.00%	180.00%
Unemployment rate (%)	570.00%	590.00%
House prices (annual average growth rate, %)	280.00%	300.00%
Inflation (annual average growth rate, %)	210.00%	200.00%
Central bank policy rate (annual average, %)	330.00%	320.00%
– France
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	140.00%	120.00%
Unemployment rate, 5-year average	710.00%	730.00%
House price growth, 5-year average	280.00%	280.00%
Inflation rate, 5-year average	200.00%	240.00%
Central bank policy rate, 5-year average	290.00%	250.00%
– France | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	80.00%	20.00%
Unemployment rate (%)	750.00%	760.00%
House prices (annual average growth rate, %)	(100.00%)	180.00%
Inflation (annual average growth rate, %)	270.00%	460.00%
Central bank policy rate (annual average, %)	360.00%	270.00%
– France | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	150.00%	160.00%
Unemployment rate (%)	730.00%	750.00%
House prices (annual average growth rate, %)	240.00%	200.00%
Inflation (annual average growth rate, %)	180.00%	200.00%
Central bank policy rate (annual average, %)	280.00%	270.00%
– France | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	160.00%	150.00%
Unemployment rate (%)	700.00%	730.00%
House prices (annual average growth rate, %)	400.00%	310.00%
Inflation (annual average growth rate, %)	170.00%	180.00%
Central bank policy rate (annual average, %)	260.00%	240.00%
– France | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	150.00%	140.00%
Unemployment rate (%)	680.00%	720.00%
House prices (annual average growth rate, %)	440.00%	350.00%
Inflation (annual average growth rate, %)	190.00%	170.00%
Central bank policy rate (annual average, %)	260.00%	230.00%
– France | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	150.00%	140.00%
Unemployment rate (%)	680.00%	720.00%
House prices (annual average growth rate, %)	400.00%	360.00%
Inflation (annual average growth rate, %)	210.00%	170.00%
Central bank policy rate (annual average, %)	270.00%	230.00%
UAE
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	360.00%	320.00%
Unemployment rate, 5-year average	260.00%	280.00%
House price growth, 5-year average	590.00%	440.00%
Inflation rate, 5-year average	210.00%	230.00%
Central bank policy rate, 5-year average	410.00%	490.00%
UAE | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	370.00%	370.00%
Unemployment rate (%)	260.00%	290.00%
House prices (annual average growth rate, %)	1260.00%	590.00%
Inflation (annual average growth rate, %)	230.00%	320.00%
Central bank policy rate (annual average, %)	510.00%	610.00%
UAE | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	400.00%	370.00%
Unemployment rate (%)	260.00%	280.00%
House prices (annual average growth rate, %)	770.00%	520.00%
Inflation (annual average growth rate, %)	220.00%	220.00%
Central bank policy rate (annual average, %)	410.00%	520.00%
UAE | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	380.00%	310.00%
Unemployment rate (%)	260.00%	280.00%
House prices (annual average growth rate, %)	440.00%	450.00%
Inflation (annual average growth rate, %)	210.00%	210.00%
Central bank policy rate (annual average, %)	370.00%	440.00%
UAE | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	340.00%	280.00%
Unemployment rate (%)	260.00%	280.00%
House prices (annual average growth rate, %)	260.00%	330.00%
Inflation (annual average growth rate, %)	210.00%	210.00%
Central bank policy rate (annual average, %)	370.00%	430.00%
UAE | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	340.00%	290.00%
Unemployment rate (%)	260.00%	280.00%
House prices (annual average growth rate, %)	230.00%	290.00%
Inflation (annual average growth rate, %)	210.00%	210.00%
Central bank policy rate (annual average, %)	380.00%	430.00%
Mexico
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	220.00%	190.00%
Unemployment rate, 5-year average	290.00%	360.00%
House price growth, 5-year average	460.00%	510.00%
Inflation rate, 5-year average	370.00%	420.00%
Central bank policy rate, 5-year average	860.00%	810.00%
Mexico | Up to 1 year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	190.00%	120.00%
Unemployment rate (%)	290.00%	370.00%
House prices (annual average growth rate, %)	650.00%	790.00%
Inflation (annual average growth rate, %)	420.00%	570.00%
Central bank policy rate (annual average, %)	1040.00%	1030.00%
Mexico | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	220.00%	200.00%
Unemployment rate (%)	290.00%	370.00%
House prices (annual average growth rate, %)	420.00%	520.00%
Inflation (annual average growth rate, %)	360.00%	410.00%
Central bank policy rate (annual average, %)	860.00%	810.00%
Mexico | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	230.00%	230.00%
Unemployment rate (%)	290.00%	350.00%
House prices (annual average growth rate, %)	420.00%	420.00%
Inflation (annual average growth rate, %)	350.00%	370.00%
Central bank policy rate (annual average, %)	790.00%	720.00%
Mexico | Three to four years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	240.00%	200.00%
Unemployment rate (%)	290.00%	350.00%
House prices (annual average growth rate, %)	400.00%	410.00%
Inflation (annual average growth rate, %)	350.00%	370.00%
Central bank policy rate (annual average, %)	790.00%	730.00%
Mexico | Four to five years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP (annual average growth rate, %)	240.00%	200.00%
Unemployment rate (%)	290.00%	350.00%
House prices (annual average growth rate, %)	400.00%	390.00%
Inflation (annual average growth rate, %)	350.00%	370.00%
Central bank policy rate (annual average, %)	810.00%	780.00%